Accounts payable and accrued liabilities (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Accounts payable and accrued liabilities
Accounts payable	$ 363,060	$ 48,195
Accrued interest	111,041	51,663
Credit card	13,376	4,540
Sales tax payable	30,648	11,737
Other liabilities	12,347	70,849
Accounts payable and accrued liabilities	$ 530,472	$ 186,984